CASH AND CASH EQUIVALENTS AND INVESTMENTS. ADDITIONAL INFORMATION ON THE CONSOLIDATED STATEMENTS OF CASH FLOWS - Investment and earnings information in associates (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Investment in associates
Investments in associates	$ 1,125	$ 1,487
Earnings from associates	$ (187)	363	$ 543
Ver T.V. S.A.
Investment in associates
Percentage of capital stock owned and voting rights	49.00%
Investments in associates	$ 622	909
Earnings from associates	$ (164)	218	380
Teledifusora San Miguel Arcngel S.A.
Investment in associates
Percentage of capital stock owned and voting rights	50.10%
Investments in associates	$ 252	349
Earnings from associates	$ (43)	111	105
La Capital Cable S.A.
Investment in associates
Percentage of capital stock owned and voting rights	50.00%
Investments in associates	$ 245	220
Earnings from associates	20	34	$ 58
Other minor investments in associates at equity method
Investment in associates
Investments in associates	$ 6	$ 9